Parent-Only Financial Statements, Parent-Only Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net cash provided by operating activities		$ (19,001)	$ 3,035	$ 40,358
Loans:
Other, net		1,283	(193)	391
Net cash provided (used) by investing activities		(187,895)	(15,651)	16,043
Long-term debt:
Proceeds from issuance		31,340	29,014	49,071
Repayment		(34,470)	(55,582)	(22,886)
Preferred stock:
Proceeds from issuance		0	1,997	1,722
Redeemed		(2,000)	(2,840)	(1,725)
Cash dividends paid		(1,050)	(1,099)	(1,141)
Common stock:
Repurchased		(17,516)	(19,448)	(11,851)
Cash dividends paid		(5,434)	(5,133)	(4,789)
Other, net		(861)	(784)	(509)
Net cash provided (used) by financing activities		177,587	(21,534)	20,494
Net change in cash, cash equivalents, and restricted cash		(29,309)	(34,150)	76,895
Cash, cash equivalents, and restricted cash at beginning of period	[1]	201,902	236,052	159,157
Cash, cash equivalents, and restricted cash at end of period	[1]	172,593	201,902	236,052
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities		25,946	18,308	25,972
Loans:
Capital notes and term loans made to subsidiaries		0	(3,904)	(5,420)
Principal collected on notes/loans made to subsidiaries		4,753	4,510	1,730
Other, net		21	1	40
Net cash provided (used) by investing activities		4,774	607	(3,650)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries		(10,199)	11,687	(14,238)
Long-term debt:
Proceeds from issuance		24,203	17,518	19,070
Repayment		(23,352)	(15,684)	(9,311)
Preferred stock:
Proceeds from issuance		0	1,997	1,722
Redeemed		(2,000)	(2,840)	(1,725)
Cash dividends paid		(1,050)	(1,099)	(1,141)
Common stock:
Repurchased		(17,516)	(19,448)	(11,851)
Cash dividends paid		(5,434)	(5,133)	(4,789)
Other, net		(801)	(778)	(374)
Net cash provided (used) by financing activities		(36,149)	(13,780)	(22,637)
Net change in cash, cash equivalents, and restricted cash		(5,429)	5,135	(315)
Cash, cash equivalents, and restricted cash at beginning of period		20,991	15,856	16,171
Cash, cash equivalents, and restricted cash at end of period		$ 15,562	$ 20,991	$ 15,856

[1]	Includes Cash and due from banks and Interest-earning deposits with banks on our consolidated balance sheet and excludes time deposits, which are included in Interest-earning deposits with banks